Supplement dated July 29, 2022 to Prospectuses, Initial Summary Prospectuses and Updated Summary Prospectuses dated April 29, 2022
Product Name	Prospectus Form #/Date
RiverSource® Retirement Group Annuity Contract I	PRO9022_12_A01_(4/22)/ ISP9022_12_A01_(4/22)/ USP9022_12_A01_(4/22)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12_A01_(4/22)/ ISP9023_12_A01_(4/22)/ USP9023_12_A01_(4/22)
RiverSource® Flexible Annuity	PRO9060_12_A01_(4/22)/ USP9060_12_A01_(4/22)
RiverSource® Flexible Portfolio Annuity	PRO9062_12_A01_(4/22)/ USP9062_12_A01_(4/22)
RiverSource® Group Variable Annuity Contract	PRO9064_12_A01_(4/22)/ USP9064_12_A01_(4/22)
RiverSource® Variable Retirement and Combination Retirement Annuities	PRO9068_12_A01_(4/22)/ USP9068_12_A01_(4/22)
The following change is made to each Summary Prospectus and Prospectus. Except as modified in this supplement, all other terms and information in the prospectus remain in effect and unchanged.
For RiverSource Retirement Group Annuity Contract I and RiverSource Retirement Group Annuity Contract II, the first paragraph in the “Appendix: Funds Available Under the Contract and Certificate” is deleted and replaced with the following:
The following is a list of funds available under the contract and certificate. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
For all other prospectuses stated above, the first paragraph in the “Appendix: Funds Available Under the Contract” is deleted and replaced with the following:
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9022-0001_(07/22)